N-2	Sep. 28, 2023
Cover [Abstract]
Entity Central Index Key	0001526119
Amendment Flag	false
Securities Act File Number	001-35403
Document Type	8-K
Entity Registrant Name	Verastem, Inc.
Entity Address, Address Line One	117 Kendrick Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	781
Local Phone Number	292-4200
Entity Emerging Growth Company	false